Intangible Assets, Net	12 Months Ended
Jun. 30, 2024
Intangible Assets, Net
Intangible Assets, Net
5.	Intangible Assets, Net

	As of June 30,
	2023	2024
	US$	US$

Computer software	326	326
Licenses	1,966	1,966
Intangible assets, cost	2,292	2,292
Less: accumulated amortization	(83)	(134)
accumulated impairment	—	(2,158)
Intangible assets, net	2,209	—

Amortization expenses for the years ended June 30, 2022, 2023 and 2024 were approximately US$3, US$13and US$51, respectively.

For the years ended June 30, 2022, 2023 and 2024, impairment loss of nil, nil and US$2,158 was recognized for the Company’s intangible assets.